Non-controlling interests - Century (Details) R in Millions, $ in Millions			12 Months Ended
	May 10, 2023 ZAR (R)	May 10, 2023 AUD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Disclosure of subsidiaries [line items]
Non-controlling interests			R 2,877	R 2,903	R 1,952
Century
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Consideration paid	R 906	$ 74	R 906
Percentage of voting equity interests acquired	49.85%	49.85%	49.85%
Non-controlling interests			R 914
Century | Equity attributable to owners of Sibanye-Stillwater
Disclosure of subsidiaries [line items]
Increase (decrease) in equity			8
Century | Accumulated (loss)/profit
Disclosure of subsidiaries [line items]
Increase (decrease) in equity			13
Century | Foreign currency translation reserve
Disclosure of subsidiaries [line items]
Increase (decrease) in equity			R (5)